Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,737	$ 1,813	$ 1,340
Realized	(1)		(1)
Unrealized	16	25	10
Net unrealized gains (losses) included in OCI	56	6	5
Transfer in to Level 3	20
Transfer out of Level 3		(1)
Purchases/Issuances	55	59	664
Sales/Settlements	(457)	(165)	(298)
Closing balance	1,426	1,737	1,720
Opening balance	(869)	(817)	(782)
Realized	1		1
Unrealized	(34)	(62)	76
Transfer in to Level 3	(37)	(35)	(19)
Transfer out of Level 3	31	58	19
Purchases/Issuances	(112)	(137)	(67)
Sales/Settlements	140	124	18
Closing balance	(880)	(869)	(754)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(601)	(551)	(423)
Unrealized	(52)	(61)	(6)
Transfer in to Level 3	(37)	(35)	(19)
Transfer out of Level 3	31	58	19
Purchases/Issuances	(102)	(125)	(45)
Sales/Settlements	114	113	13
Closing balance	(647)	(601)	(461)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1)	(13)	(109)
Unrealized	(2)	8	102
Sales/Settlements	3	4	(17)
Closing balance		(1)	(24)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	56	40
Unrealized	3	9
Purchases/Issuances	1
Sales/Settlements	(13)	7
Closing balance	47	56
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(112)	(113)	(131)
Realized	1		1
Unrealized	(1)	1	2
Closing balance	(112)	(112)	(128)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	104	104	115
Realized	(1)		(1)
Unrealized	1		(2)
Closing balance	104	104	112
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(155)	(140)	(119)
Unrealized	21	(10)	(22)
Purchases/Issuances	(10)	(12)	(22)
Sales/Settlements	23	7	22
Closing balance	(121)	(155)	(141)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	252	227	107
Unrealized	12	15	14
Transfer out of Level 3		(1)
Purchases/Issuances	44	47	146
Sales/Settlements	(42)	(36)	(3)
Closing balance	266	252	264
Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	7	6	6
Unrealized		1	1
Transfer in to Level 3	7
Closing balance	14	7	7
Corporate equity [member] | Equity securities designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	291	287	285
Net unrealized gains (losses) included in OCI	49	8	5
Transfer in to Level 3	(7)
Purchases/Issuances	10	12	12
Sales/Settlements	(60)	(16)	(21)
Closing balance	283	291	281
Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	173	201	319
Sales/Settlements	(13)	(28)	(80)
Closing balance	160	173	239
Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	23	23	26
Unrealized			(2)
Closing balance	23	23	24
Corporate debt [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Net unrealized gains (losses) included in OCI	3
Transfer in to Level 3	20
Closing balance	23
Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	831	925	482
Unrealized			(1)
Net unrealized gains (losses) included in OCI	4	(2)
Purchases/Issuances			506
Sales/Settlements	(329)	(92)	(194)
Closing balance	$ 506	$ 831	$ 793